Notes Payable – Related Party	6 Months Ended
Jun. 30, 2026
Notes Payable – Related Party [Abstract]
NOTES PAYABLE – RELATED PARTY

NOTE 13: NOTES PAYABLE – RELATED PARTY

On April 1, 2026, in connection with the TRINITY Acquisition, the Company entered into a promissory note with Millard L. Wallen, a related party, in the principal amount of $3,000,000 (the “Promissory Note”). The Promissory Note bears interest at 6.0% per annum and is due and payable in full, together with accrued interest, on the earlier of the closing of the Company’s public offering or September 30, 2026. The Promissory Note may be prepaid at any time without premium or penalty. As of June 30, 2026, the amount principal and accrued interest due on the Promissory Note was $3,000,000 and $44,384, respectively.

On July 27, 2026, the Company reached an agreement with Millard L. Wallen, its President and holder of the $3,000,000 related party note payable, to extend the due date of the note from September 30, 2026 to December 31, 2026. See Note 22.